INCOME TAX (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 58,646	$ 56,984
Deferred tax liabilities	(178,956)	(201,250)
Net deferred tax liabilities	(120,310)	(144,266)
Net deferred tax liabilities	(120,310)	(144,266)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	144,266	159,855
Deferred income tax recovery through income statement	(13,697)	(26,165)
Deferred income tax (recovery) expense through equity	(10,259)	10,576
Ending balance	120,310	144,266
Reclamation and closure cost obligation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	12,394	12,377
Carried forward tax loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	12,368	11,479
Equipment and buildings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	14,620
Deferred tax liabilities		(15,938)
Accounts payable and accrued liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,888	25,282
Deductibility of resource taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	250	182
Lease obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	15,599	7,664
Other deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	527
Mineral properties
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(138,007)	(159,319)
Mining and foreign withholding taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(16,873)	(243)
2024 Convertible Notes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(9,321)	(11,371)
Inflation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		(196)
Other deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (14,755)	$ (14,183)